INCOME TAXES	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 – INCOME TAXES

The Company follows ASC 740-10-10, under which an entity recognizes deferred tax assets and liabilities for future tax consequences or for events that were previously recognized in the Company’s financial statements or tax returns. The measurement of deferred tax assets and liabilities is based on enacted tax law provisions. The effects of future changes in tax laws or rates are not anticipated. Through June 30, 2010, the Company operated exclusively in Australia. The Company was wholly subject to Australian income tax laws and regulations, which are administered by the Australian Taxation Office for the years ended June 30, 2010 and all prior years.

On November 23, 2010, the Company was incorporated in the state of Delaware. In January 2011, the Company acquired all of the outstanding shares of Propanc PTY LTD on a one-for-one basis with Propanc PTY LTD becoming a wholly owned subsidiary of the Company. As a result of these transactions, the Company is subject to the income tax laws of both the United States and Australia for the years ended June 30, 2013 through June 30, 2023.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2023 and 2022 is as follows:

	Year Ended
US	June 30, 2023	June 30, 2022
Loss before Income taxes	$(2,790,407)	$(2,658,087)

Taxes under statutory US tax rates	$(585,986)	$(558,198)
Increase (decrease) in valuation allowance	861,178	339,334
Prior period adjustment	(218,947)	-
Foreign tax rate differential	(60,316)	(64,349)
Income tax rate change	-	272,008
Other	4,071	11,205
Income tax (expense) benefit	$-	$-

The Company reflects a tax benefit on its consolidated statement of operations and comprehensive income (loss) in 2023 and 2022 of $129,841 and $54,977, respectively. These amounts are research and development tax credits and are not considered income tax.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	Year Ended
	June 30, 2023	June 30, 2022
Deferred tax assets
Warrant Derivative Liability	$7,403	$7,403
Accrued Expenses	478,273	363,873
Prepaid Investor Services	575,021	427,318
Non-cash interest	758,797	709,936
Intangibles (Intellectual Property and Patent Cost)	321,557	293,260
Deferred Rent	4,550	4,198
Formation Expense	6,553	6,553
Net Operating Loss carryforward	8,910,873	8,759,357
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	572,141	460,772
Stock Based Compensation	84,028	84,028
Total Deferred tax assets	$11,679,818	$11,077,318

Deferred tax liabilities
Research and Development	$(202,568)	$(170,435)
Gain on extinguishment of debt	47,393	(259,470)
Capital Raising Costs	(369,033)	(352,981)
Total deferred tax liabilities	$(524,208)	$(782,886)

Net deferred tax assets	$11,155,610	$10,294,432
Valuation allowance	(11,155,610)	(10,294,432)
Net deferred tax assets	$-	$-

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

At June 30, 2023, the Company had U.S. net operating loss carry forwards of $10,369,271 that may be offset against future taxable income, subject to limitation under IRC Section 382. Of the approximately $10.4 million of net operating loss carryforwards, $7.3 million will begin to expire in 2024 and the remaining $3.1 million will not expire but is subject to annual usage limitations. The Australian tax rate changed from 26% in 2021 to 25% in 2022 and remained at 25% during 2023. At June 30, 2023, the Company had Australia net operating loss carry forwards of $26,933,305 which can be carried forward without expiration. No tax benefit has been reported in the June 30, 2023 and 2022 consolidated financial statements due to the uncertainty surrounding the realizability of the benefit, based on a more likely than not criteria and in consideration of available positive and negative evidence.

The Company applied the “more-likely-than-not” recognition threshold to all tax positions taken or expected to be taken in a tax return, which resulted in no unrecognized tax benefits as of June 30, 2023 and 2022, respectively.

Management has determined that the realization of the net deferred tax asset is not assured and has created a valuation allowance for the entire amount of such benefits.

The Company follows ASC 740-10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements. Recognition involves a determination whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the consolidated statement of operations. As of June 30, 2023, the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended June 30, 2023 and 2022. The Company did not recognize any interest or penalties during fiscal 2023 or 2022 related to unrecognized tax benefits.

The income tax returns filed for the tax years from inception will be subject to examination by the relevant taxing authorities.